Shareholder Report, Holdings (Details)	Mar. 31, 2026
Timber Point Global Allocations Fund - Institutional Class Shares | State Street SPDR S&P 500 ETF Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.98%
Timber Point Global Allocations Fund - Institutional Class Shares | State Street SPDR S&P Biotech ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
Timber Point Global Allocations Fund - Institutional Class Shares | Federated Hermes Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.87%
Timber Point Global Allocations Fund - Institutional Class Shares | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
Timber Point Global Allocations Fund - Institutional Class Shares | Invesco S&P 500 Equal Weight ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
Timber Point Global Allocations Fund - Institutional Class Shares | Immix Biopharma, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%
Timber Point Global Allocations Fund - Institutional Class Shares | iShares 7-10 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%
Timber Point Global Allocations Fund - Institutional Class Shares | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%
Timber Point Global Allocations Fund - Institutional Class Shares | Direxion Daily S&P 500 Bull 3X ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.68%
Timber Point Global Allocations Fund - Institutional Class Shares | iShares Core S&P Mid-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
Timber Point Global Allocations Fund - Institutional Class Shares | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	50.98%
Timber Point Global Allocations Fund - Institutional Class Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.09%
Timber Point Global Allocations Fund - Institutional Class Shares | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
Timber Point Global Allocations Fund - Institutional Class Shares | Alternative Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.09%
Timber Point Global Allocations Fund - Institutional Class Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.53%
Timber Point Global Allocations Fund - Institutional Class Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.99%
Timber Point Global Allocations Fund - Institutional Class Shares | Debt Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.85%
Timber Point Global Allocations Fund - Institutional Class Shares | Asset Allocation Fund Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.58%
Timber Point Global Allocations Fund - Institutional Class Shares | Financials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.95%
Timber Point Global Allocations Fund - Institutional Class Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.48%
Timber Point Global Allocations Fund - Institutional Class Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.93%
Timber Point Global Allocations Fund - Institutional Class Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Timber Point Global Allocations Fund - Institutional Class Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.32%
Timber Point Global Allocations Fund - Institutional Class Shares | Asset-backed and Mortgage-backed securities sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.01%
Timber Point Alternative Income Fund - Institutional Class Shares | Federated Hermes Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.41%
Timber Point Alternative Income Fund - Institutional Class Shares | State Street DoubleLine Total Return Tactical ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.84%
Timber Point Alternative Income Fund - Institutional Class Shares | Vanguard Short-Term Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%
Timber Point Alternative Income Fund - Institutional Class Shares | State Street SPDR Portfolio Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.45%
Timber Point Alternative Income Fund - Institutional Class Shares | State Street SPDR Bloomberg High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.46%
Timber Point Alternative Income Fund - Institutional Class Shares | Blackstone Secured Lending Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%
Timber Point Alternative Income Fund - Institutional Class Shares | State Street SPDR Bloomberg Short Term High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.31%
Timber Point Alternative Income Fund - Institutional Class Shares | iShares 20+ Year Treasury Bond BuyWrite Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%
Timber Point Alternative Income Fund - Institutional Class Shares | State Street SPDR Portfolio Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.49%
Timber Point Alternative Income Fund - Institutional Class Shares | Vanguard International High Dividend Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%
Timber Point Alternative Income Fund - Institutional Class Shares | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	18.15%
Timber Point Alternative Income Fund - Institutional Class Shares | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
Timber Point Alternative Income Fund - Institutional Class Shares | Debt Funds [Member]
Holdings [Line Items]
Percent of Total Investments	65.00%
Timber Point Alternative Income Fund - Institutional Class Shares | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.44%
Timber Point Alternative Income Fund - Institutional Class Shares | Asset Allocation Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.57%
Timber Point Alternative Income Fund - Institutional Class Shares | Asset-backed and Mortgage-backed securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.03%
Timber Point Alternative Income Fund - Institutional Class Shares | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	4.41%